Schedule of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012		Sep. 30, 2011		Sep. 24, 2010		Dec. 28, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	$ 79		$ 79		$ 68		$ 89
Current period change, pre-tax	12		(2)		11
Current period change, income tax benefit	2		2
Balance at the end of the period	93		79		79		89
Deferred pension losses, tax benefit	2		2		0
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	100		97		85
Current period change, pre-tax	17		3		12
Current period change, income tax benefit	0		0
Balance at the end of the period	117		100		97
Retirement Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(21)	[1]	(18)	[1]	(17)	[1]
Current period change, pre-tax	(5)	[1]	(5)	[1]	(1)	[1]
Current period change, income tax benefit	2	[1]	2	[1]
Balance at the end of the period	(24)	[1]	(21)	[1]	(18)	[1]
Deferred pension losses, tax benefit	$ 15		$ 13		$ 11

[1]	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.